Unconsolidated Affiliates, Noncontrolling Interests and Cost Method Investments (Joint Ventures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended				3 Months Ended		3 Months Ended			3 Months Ended		3 Months Ended		3 Months Ended									1 Months Ended		1 Months Ended		3 Months Ended		1 Months Ended		19 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 10, 2012	Sep. 30, 2012	Jun. 30, 2012	Apr. 20, 2012 Outlet Shoppes at El Paso [Member]	Dec. 31, 2010 Parkway Place [Member]	Dec. 26, 2012 Imperial Valley Mall [Member]	Dec. 31, 2012 West County Center [Member]	Dec. 31, 2011 Pearland Town Center [Member] TIAA-CREF [Member]	Dec. 31, 2012 Gulf Coast Town Center [Member]	Dec. 31, 2012 York Town Center [Member]	Jan. 30, 2012 The Pavillion at Port Orange Phase I [Member]	Dec. 31, 2012 The Pavillion at Port Orange Phase I [Member]	Mar. 30, 2012 The Pavillion at Port Orange Phase I [Member]	Mar. 29, 2012 The Pavillion at Port Orange Phase I [Member]	Apr. 20, 2012 Outlet Shoppes at El Paso [Member]	Dec. 31, 2011 CBL TC LLC [Member]	Dec. 31, 2012 CBL TC LLC [Member]	Dec. 31, 2011 CBL TC LLC [Member] TIAA-CREF [Member]	Dec. 31, 2011 CBL TC LLC [Member] CoolSprings Galleria, Oak Park Mall and West County Center Interest [Member]	Dec. 31, 2012 CBL TC LLC [Member] CoolSprings Galleria, Oak Park Mall and West County Center Interest [Member]	Dec. 31, 2011 CBL TC LLC [Member] Pearland Town Center [Member]	Dec. 31, 2012 CBL TC LLC [Member] Pearland Town Center [Member]	Dec. 31, 2011 CBL TC LLC [Member] Pearland Town Center [Member] TIAA-CREF [Member]	Dec. 31, 2012 CBL TC LLC [Member] Pearland Town Center [Member] TIAA-CREF [Member]	Dec. 31, 2011 CBL TC LLC [Member] Pearland town Center and Oak Park Mall Interest [Member]	Oct. 31, 2011 CBL TC LLC [Member] Pearland town Center and Oak Park Mall Interest [Member]	Oct. 31, 2010 Parkway Place, L.P. [Member] Parkway Place [Member]	Dec. 31, 2012 Port Orange I LLC [Member] The Pavillion at Port Orange Phase I [Member]	Dec. 31, 2012 JG Gulf Coast Town Center LLC [Member] Gulf Coast Town Center [Member]	Dec. 31, 2012 El Paso Outlet Outparcels, LLC [Member] The Outlet Shoppes at El Paso vacant land [Member]	Apr. 20, 2012 El Paso Outlet Outparcels, LLC [Member] The Outlet Shoppes at El Paso vacant land [Member]	Apr. 20, 2012 El Paso Outlet Outparcels, LLC [Member] The Outlet Shoppes at El Paso vacant land [Member] Horizon Group Properties [Member]	Jun. 30, 2011 Mall Shopping Center Company [Member]	Jun. 30, 2010 Mall Shopping Center Company [Member] Plaza del Sol [Member]	Jun. 30, 2011 Mall Shopping Center Company [Member] Plaza del Sol [Member]	Dec. 31, 2009 CBL Macapa [Member]	Sep. 30, 2008 CBL Macapa [Member] Notes Investors	Dec. 31, 2012 CBL Macapa [Member] Investor [Member]	Mar. 31, 2011 CBL Macapa [Member] Investor [Member]	Dec. 31, 2009 CBL Macapa [Member] Unconsolidated Affliliate - Plaza Macae [Member]	Apr. 30, 2010 Note due April 2012 [Member] CBL Macapa [Member] Investor [Member]	Dec. 31, 2011 Modified Note due June 2011 [Member] CBL Macapa [Member] Investor [Member]	Dec. 31, 2012 Modified Note due June 2011 [Member] CBL Macapa [Member] Investor [Member]	Jun. 08, 2010 Modified Note due June 2011 [Member] CBL Macapa [Member] Investor [Member]	Dec. 31, 2012 JG Gulf Coast Town Center LLC [Member]
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Face Amount		$ 69,823				$ 22,000				$ 190,000		$ 7,000	$ 38,000			$ 64,950	$ 98,883
Repayments of Long-term Debt														3,332
Basis spread on variable rate					90000.00%							2.50%			3.50%
Guarantors Percentage Obligation for Construction loan															100.00%																																	100.00%
Business Acquisition, Preexisting Relationship, Gain (Loss) Recognized									45,072																					888
Capital Expenditures Incurred but Not yet Paid																						26,439
Investments in unconsolidated affiliates	259,810	304,710					3,864															116,397
Contributions from noncontrolling interests	7,120	2,079	5,234																							18,264
Acquire controlling interest in shopping center property	14,204																				222,242							207,410
Due from Affiliates																																										1,001				657	701
Note Receivable, Periodic Payments Due																																															45
Debt Instrument, Interest Rate, Stated Percentage										3.40%			4.90%																													10.00%
Proceeds from Issuance of Long-term Debt										189,687
Retirement of term loan	77,500									142,235			39,379
Noncash or Part Noncash Acquisition, Debt Assumed	220,634	0						21,753													359,334							174,320
Equity Method Investment, Aggregate Cost																													381,730
Proceeds From Reimbursement of Preformation Expenditures from Joint Venture																												5,526
Repayments of Lines of Credit																			204,210
Equity Method Investment, Ownership Percentage							75.00%													60.30%		50.00%	50.00%		88.00%		12.00%				50.00%	50.00%	50.00%		50.00%	50.60%				60.00%
Equity Method Investment, Divestiture of Interest in Joint Venture, Investors, Number																																								1
Equity Method Investment, Realized Gain (Loss) on Disposal																																					1,244				0
Equity Method Investment Gain (Loss), Net of Basis Over Equity																																					75
Equity Method Investment, Underlying Equity in Net Assets																																						554
Agreement to Sell Partnership Interest, Gross Sales Price																																							1,263
Agreement to Sell Partnership Interest, Net Sales Price																																											1,201
Proceeds from Divestiture of Interest in Joint Venture																																								200
Equity Method Investment, Divestiture of Interest in Joint Venture, Notes Receivable, Number																																								2
Percentage of Shareholders Consent Required																								90.00%
Preferred Return Percentage																								8.00%		8.00%
Gains on Sales of Investment Real Estate	2,286	59,396	2,887																			54,327
Aggregate Unreturned Contributions to CoVenturer before Company Receives Distributions, Maximum																										6,000
Aggregate Unreturned Contributions to Company Before Distributions Begin ProRata, Maximum											44,000
Business Acquisition, Percentage of Voting Interests Acquired				30.00%					40.00%									75.00%												50.00%				50.00%
Acquisition, purchase price							31,592																											3,864
Business Combination, Consideration Transferred									36,518																					38,775
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination																														17,831
Business Acquisition, Purchase Price Allocation, Liabilities Assumed							66,924		21,018																					20,944
Proceeds from Collection of Notes Receivable																																												300	579
Note Receivable, Due from Affiliate, Balloon Payment Due																																															$ 161